Derivative Instruments (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	$ 1,331,934	$ 1,519,878
Designated as hedges	8,572	9,534
Total derivative receivables	1,340,506	1,529,412
Netting adjustment	(1,261,762)	(1,448,931)
Not designated as hedges	1,289,135	1,481,132
Designated as hedges	4,109	3,977
Total derivative payables	1,293,244	1,485,109
Netting adjustment	(1,231,882)	(1,415,890)
Carrying value of derivative trading assets	78,744	80,481
Carrying value of derivative trading liabilities	61,362	69,219
Interest Rate Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	932,405	1,121,703
Designated as hedges	5,462	6,279
Total derivative receivables	937,867	1,127,982
Not designated as hedges	897,665	1,089,604
Designated as hedges	878	840
Total derivative payables	898,543	1,090,444
Carrying value of derivative trading assets	31,182	32,555
Carrying value of derivative trading liabilities	14,527	20,387
Credit Risk Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	121,973	129,729
Designated as hedges	0	0
Total derivative receivables	121,973	129,729
Not designated as hedges	118,321	125,061
Designated as hedges	0	0
Total derivative payables	118,321	125,061
Carrying value of derivative trading assets	8,026	7,725
Carrying value of derivative trading liabilities	5,546	5,138
Foreign Exchange Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	158,305	165,240
Designated as hedges	2,997	3,231
Total derivative receivables	161,302	168,471
Not designated as hedges	158,890	163,671
Designated as hedges	1,053	1,059
Total derivative payables	159,943	164,730
Carrying value of derivative trading assets	18,333	25,858
Carrying value of derivative trading liabilities	18,550	25,015
Equity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	48,401	43,633
Designated as hedges	0	0
Total derivative receivables	48,401	43,633
Not designated as hedges	47,363	46,399
Designated as hedges	0	0
Total derivative payables	47,363	46,399
Carrying value of derivative trading assets	8,358	4,204
Carrying value of derivative trading liabilities	11,453	10,450
Commodity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	70,850	59,573
Designated as hedges	113	24
Total derivative receivables	70,963	59,597
Not designated as hedges	66,896	56,397
Designated as hedges	2,178	2,078
Total derivative payables	69,074	58,475
Carrying value of derivative trading assets	12,845	10,139
Carrying value of derivative trading liabilities	$ 11,286	$ 8,229